Net Income (Loss) per Share (Details Narrative) - $ / shares				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 03, 2023	Jul. 10, 2023	Jun. 06, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings per share, diluted				$ (0.37)	$ 0.03	$ (7.33)	$ 0.18	$ 0.06	$ (673.31)
Units converted			17,456
Price per unit								0.31
Conversion of stock	172,574
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings per share, diluted				$ (0.37)	$ 0.03	$ (7.33)	$ 0.18	$ 0.06	$ (584.23)
Units converted			191,405
Preferred Series C Subclass 1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Units converted		550,510
Price per unit		$ 372.80
Volume weighted average trading price, trading day duration period		20 days
Preferred Series B Subclass 1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Price per unit	$ 218.40
Conversion of stock	3,768,995								3,768,995